Convertible Notes Payable (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Convertible Debt [Member]
Convertible Notes Payable (Details) - Schedule of Amortization of Debt Discount [Line Items]
Discounts on notes payable amortized to interest expense	$ 0	$ 35,495	$ 132,735	$ 1,185,210